Supplementary Balance Sheet Information	12 Months Ended
Dec. 31, 2011
Supplementary Balance Sheet Information [Abstract]
Supplementary Balance Sheet Information
NOTE 12 – SUPPLEMENTARY BALANCE SHEET INFORMATION:

		December 31
		2011	2010
		U.S. $ in thousands
a.	Accounts receivable:

	1) Trade:

	Open accounts	62,187	62,180
	Less - allowance for doubtful accounts	5,466	6,644
		56,721	55,536

	During 2011 and 2010 the Company recorded ($244,000) and $498,000 allowance for doubtful expenses and ($933,000) and ($3,078,000) bad debt write-off, respectively.

	2) Other:

	Government departments and agencies	3,057	565
	Pledged deposits and accumulated interest	990	1,003
	Derivative financial instruments	785	950
	Other	402	205
		5,234	2,723

b.	Marketable securities and Long term investments:

1)	Held to maturity bond securities - the amortized cost basis, aggregate fair value and the gross unrealized holding gains and losses are as follows:

	Amortized	Unrealized	Unrealized	Aggregate
	Cost	gains	Losses	fair value
	U. S. $ in thousands
At December 31:
2011	208	-	(73)	135
2010	387	2	(123)	266

The bonds mature as follows:

U.S. $ in thousands

2012	9
2020	199
208

2)	ARS – See note 1d and note 1n.

3)	The marketable securities are presented in the balance sheets as follows:

	December 31
	2011	2010
	U.S. $ in thousands

Among current assets:
Available for sale security	-	1,819
Held to maturity corporate bond securities	9	193
	9	2,012
As non-current assets:
Available for sale security	830	300
Held to maturity corporate bond securities	199	194
	1,038	2,506

c.	Long-term receivables

Long-term receivables are composed as follows:

	December 31
	2011	2010
	U.S. $ in thousands
Long-term trade receivables	901	1,175
Less - Unamortized discount*	(71)	(76)
	830	1,099

*	The discount is based on imputed interest of 4%.